Note 20 - Other (Income) Expenses, Net (Details) - Other (Income) Expenses, Net (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended							24 Months Ended
	Apr. 30, 2013	Oct. 31, 2013		Oct. 31, 2012		Oct. 31, 2011	Oct. 31, 2011		Oct. 31, 2013
Other (Income) Expenses, Net [Abstract]
Research and development		$ 6,706		$ 6,552			$ 5,629
Foreign exchange (gain) loss(a)		(4,337)	[1]	(832)	[1]		4,336	[1]
Gain on sale of investments		(814)				(1,691)	(1,691)
Pension settlement loss(Note 24)	7,000	7,003							7,000
Litigation settlement (gain) loss, net (b)(Note 27)	(1,300)	(42,488)	[2]	24,058	[2]			[2]
Other(c)		47	[3]	2,263	[3]		275	[3]
Other (income) expenses, net		$ (33,883)		$ 32,041			$ 8,549

[1]	The foreign exchange gain for the year ended October 31, 2013 includes the result of the approximately $201 million of proceeds in U.S. dollars received from the sale of the Targeted Therapies business (Note 3) that was held in a Canadian dollars functional currency entity.
[2]	Included in litigation settlement (gain) loss, net are the results of various litigation settlements disclosed in Note 27.
[3]	Included in Other is TSA revenue of $0.5 million (October 31, 2012 and 2011 - $nil) relating to the sale of the Targeted Therapies business (Note 3). Also included in Other is a loss on the Celerion note receivable of $0.2 million (October 31, 2012 - $2.4 million) (Note 10 (b)).